                                CIGNA FUNDS GROUP
                     C/O TIMESSQUARE CAPITAL MANAGEMENT INC.
                          900 COTTAGE GROVE ROAD, S-215
                             HARTFORD, CT 06152-2215




May 3, 2000


VIA EDGAR
--------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:      CIGNA Funds Group
         (1933 Act Registration No. 2-29020)
         (1940 Act File No. 811-1646)
         ---------------------------

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), CIGNA Funds Group hereby certifies that:

(1) Each form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 64 to the Trust's Registration Statement on Form N-1A, constituting the most recent amendment to the Trust's Registration Statement on Form N-1A; and

(2) The text of Post-Effective Amendment No. 64 to the Trust's Registration Statement on Form N-1A was filed electronically via EDGAR with the Securities and Exchange Commission on April 28, 2000 (reference accession No. 0000022828-00-000009).

Sincerely,

CIGNA FUNDS GROUP,


      /s/ Jeffrey S. Winer
By: ____________________________________________
            Jeffrey S. Winer
     Its:  Vice President and Secretary